Cover	Mar. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2020
Entity File Number	000-19860
Entity Registrant Name	SCHOLASTIC CORPORATION
Entity Central Index Key	0000866729
Entity Tax Identification Number	13-3385513
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	557 BROADWAY
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	212
Local Phone Number	343-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SCHL
Security Exchange Name	NASDAQ